Unaudited Consolidated Statement of Cash Flows (Q3) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 2,200.8	$ 1,987.8	$ 3,427.6	$ 2,499.5	$ 2,035.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,344.2	1,611.2	2,154.6	2,359.1	2,242.9
Deferred income taxes	(247.5)	(334.0)	(497.4)	(462.1)	(430.5)
Employee stock-based compensation expense	78.0	81.9	107.0	117.1	111.0
Other, net	24.2	(19.1)	(36.2)	(46.3)	(8.3)
Changes in operating assets and liabilities, net of effects of acquisition:
Receivables	161.2	(270.7)	(374.0)	(770.3)	(2,042.4)
Inventories	(93.8)	345.7	64.1	90.1	(242.1)
Other current and noncurrent assets	(88.8)	(43.5)	(137.5)	78.3	(170.0)
Claims and rebates payable	642.6	(680.7)	(560.8)	909.5	1,720.4
Accounts payable	475.4	348.0	436.4	318.3	271.7
Accrued expenses	(659.3)	(327.4)	404.2	(142.7)	948.9
Other current and noncurrent liabilities	144.5	(28.7)	(68.6)	(102.2)	112.4
Net cash flows provided by operating activities	3,981.5	2,670.5	4,919.4	4,848.3	4,549.0
Cash flows from investing activities:
Purchases of property and equipment	(177.3)	(237.6)	(330.4)	(295.9)	(436.6)
Acquisitions, net of cash acquired	(122.7)	0.0
Other, net	(11.3)	(7.6)	(21.5)	27.4	24.7
Net cash used in investing activities	(311.3)	(245.2)	(351.9)	(268.5)	(411.9)
Cash flows from financing activities:
Treasury stock acquired	(2,735.7)	(3,892.7)	(4,746.9)	(5,500.0)	(4,493.0)
Repayment of long-term debt	(650.0)	(5,395.0)	(5,932.5)	(3,390.8)	(2,834.3)
Net proceeds from employee stock plans	51.3	56.0	87.2	183.1	510.5
Proceeds from long-term debt, net of discounts	0.0	5,986.8	5,986.8	5,500.0	2,490.1
Excess tax benefit relating to employee stock-based compensation	0.0	11.1	13.0	58.2	94.0
Other, net	(22.5)	(75.7)	(85.4)	(67.5)	(57.0)
Net cash used in financing activities	(3,356.9)	(3,309.5)	(4,677.8)	(3,217.0)	(4,289.7)
Effect of foreign currency translation adjustment	5.4	2.6	1.2	(9.1)	(6.2)
Net (decrease) increase in cash and cash equivalents	318.7	(881.6)	(109.1)	1,353.7	(158.8)
Cash and cash equivalents at beginning of period	3,077.2	3,186.3	3,186.3	1,832.6	1,991.4
Cash and cash equivalents at end of period	$ 3,395.9	$ 2,304.7	$ 3,077.2	$ 3,186.3	$ 1,832.6